UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

August 31, 2013

Emerging Markets - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.8%

BRAZIL — 9.6%
Anhanguera Educacional Participacoes SA	1,309,300	7,742,921
BRF SA ADR	103,240	2,396,200
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	135,600	5,570,448
Cia de Bebidas das Americas Preference Shares ADR	61,666	2,144,744
Embraer SA ADR	118,320	3,898,644
Hypermarcas SA	683,600	4,635,742
Itau Unibanco Holding SA ADR	861,605	10,485,733
Marcopolo SA Preference Shares	1,677,800	4,669,248

		41,543,680

CANADA — 1.0%
Pacific Rubiales Energy Corp.	239,070	4,523,559

CHILE — 1.0%
SACI Falabella	433,961	4,294,109

CHINA — 19.2%
Brilliance China Automotive Holdings Ltd.(1)	3,992,000	5,868,733
China Communications Services Corp. Ltd. H Shares	5,434,000	3,650,954
China Oilfield Services Ltd. H Shares	866,000	2,231,323
China Overseas Land & Investment Ltd.	3,452,000	10,283,283
China Railway Construction Corp. Ltd. H Shares	4,896,000	4,659,580
CNOOC Ltd.	5,317,000	10,559,330
ENN Energy Holdings Ltd.	1,028,000	5,103,908
Great Wall Motor Co. Ltd. H Shares	1,083,500	5,519,186
Haier Electronics Group Co. Ltd.	1,400,000	2,448,143
Hengan International Group Co. Ltd.	275,500	3,018,103
Industrial & Commercial Bank of China Ltd. H Shares	8,708,645	5,716,331
Ping An Insurance Group Co. H Shares	785,500	5,505,474
Shenzhou International Group Holdings Ltd.	414,000	1,345,395
Tencent Holdings Ltd.	365,700	17,147,382

		83,057,125

COLOMBIA — 0.8%
Cemex Latam Holdings SA(1)	420,540	3,263,508

HONG KONG — 2.2%
AAC Technologies Holdings, Inc.	499,500	2,280,278
Xinyi Glass Holdings Ltd.	7,584,000	7,090,638

		9,370,916

INDIA — 4.4%
HCL Technologies Ltd.	83,210	1,310,365
HDFC Bank Ltd.	300,659	2,703,064
ITC Ltd.	1,696,374	7,925,997
Tata Global Beverages Ltd.	1,001,074	2,106,089
Tata Motors Ltd.	1,069,965	4,846,179

		18,891,694

INDONESIA — 2.2%
PT AKR Corporindo Tbk	5,010,500	1,823,877
PT Bank Rakyat Indonesia (Persero) Tbk	3,471,000	2,097,857

PT Matahari Department Store Tbk(1)	2,821,500	3,216,820
PT Semen Gresik (Persero) Tbk	1,965,000	2,267,308

		9,405,862

MALAYSIA — 2.2%
Axiata Group Bhd	2,821,200	5,788,839
Sapurakencana Petroleum Bhd(1)	3,505,100	3,830,827

		9,619,666

MEXICO — 7.0%
Alfa SAB de CV, Series A	1,757,945	4,361,641
Alsea SAB de CV	1,670,307	4,250,463
Cemex SAB de CV ADR(1)	461,922	5,192,003
Grupo Financiero Banorte SAB de CV	959,256	5,906,593
Grupo Mexico SAB de CV	1,313,350	3,754,956
Promotora y Operadora de Infraestructura SAB de CV(1)	666,235	6,582,069

		30,047,725

PANAMA — 0.9%
Copa Holdings SA Class A	30,793	4,027,109

PERU — 1.0%
Credicorp Ltd.	33,944	4,115,371

PHILIPPINES — 0.7%
SM Investments Corp.	209,623	3,149,045

POLAND — 1.3%
Eurocash SA	129,885	2,085,683
Powszechny Zaklad Ubezpieczen SA	26,349	3,570,348

		5,656,031

RUSSIA — 9.5%
Eurasia Drilling Co. Ltd. GDR	130,265	5,021,716
Magnit OJSC GDR	140,671	7,807,240
Mail.ru Group Ltd. GDR	136,805	4,466,683
MegaFon OAO GDR	64,170	2,168,946
Mobile Telesystems OJSC ADR(1)	157,101	3,324,257
NovaTek OAO GDR	43,212	5,176,798
Sberbank of Russia	3,247,862	8,586,295
Yandex NV A Shares(1)	144,059	4,609,888

		41,161,823

SOUTH AFRICA — 6.4%
Aspen Pharmacare Holdings Ltd.	252,008	5,784,308
Clicks Group Ltd.	512,951	2,735,506
Discovery Holdings Ltd.	500,046	4,116,023
Mr Price Group Ltd.	263,540	3,209,695
Naspers Ltd. N Shares	143,083	11,806,383

		27,651,915

SOUTH KOREA — 11.7%
GSretail Co. Ltd.	147,580	4,128,065
Kia Motors Corp.	76,950	4,658,385
LG Chem Ltd.	15,200	3,936,760
LG Household & Health Care Ltd.	3,743	1,655,613
Orion Corp.	1,480	1,335,940

Paradise Co. Ltd.	249,261	4,984,995
Samsung Electronics Co. Ltd.	21,132	26,042,589
Seoul Semiconductor Co. Ltd.	115,710	3,903,734

		50,646,081

TAIWAN — 9.6%
Chailease Holding Co. Ltd.	1,145,001	2,330,217
Eclat Textile Co. Ltd.	571,200	5,106,050
Ginko International Co. Ltd.	190,000	3,269,896
MediaTek, Inc.	799,000	9,799,094
Merida Industry Co. Ltd.	508,000	3,327,307
Taiwan Semiconductor Manufacturing Co. Ltd.	5,290,939	17,769,365

		41,601,929

THAILAND — 3.5%
Advanced Info Service PCL	147,700	1,101,212
Kasikornbank PCL NVDR	790,800	3,906,095
Minor International PCL	4,795,300	3,187,928
Shin Corp. PCL NVDR	1,202,000	2,837,900
Siam Cement PCL NVDR	325,700	3,976,393

		15,009,528

TURKEY — 1.8%
BIM Birlesik Magazalar AS	109,250	2,005,842
Pegasus Hava Tasimaciligi AS(1)	152,952	2,085,976
TAV Havalimanlari Holding AS	389,223	2,101,542
Tofas Turk Otomobil Fabrikasi	265,539	1,368,445

		7,561,805

TURKMENISTAN — 0.8%
Dragon Oil plc	377,660	3,467,665

TOTAL COMMON STOCKS (Cost $343,625,413)		418,066,146

EXCHANGE-TRADED FUNDS — 1.2%

iShares MSCI South Korea Capped ETF (Cost $4,938,294)	90,130	5,158,140

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.875%, 6/30/15, valued at $126,445), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $123,983)		123,983
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $761,485), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $743,902)		743,901
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.25%, 3/15/14, valued at $379,727), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $371,951)		371,951
SSgA U.S. Government Money Market Fund	2,318,253	2,318,253

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,558,088)		3,558,088

TOTAL INVESTMENT SECURITIES — 98.8% (Cost $352,121,795)	426,782,374

OTHER ASSETS AND LIABILITIES — 1.2%	5,236,932

TOTAL NET ASSETS — 100.0%	$432,019,306

Market Sector Diversification
(as a % of net assets)
Information Technology	20.2%
Consumer Discretionary	20.2%
Financials	16.1%
Consumer Staples	11.0%
Industrials	8.6%
Energy	7.9%
Materials	5.2%
Telecommunication Services	4.4%
Health Care	2.0%
Exchange-Traded Funds	1.2%
Utilities	1.2%
Cash and Equivalents*	2.0%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	47,933,343	370,132,803	—
Exchange-Traded Funds	5,158,140	—	—
Temporary Cash Investments	2,318,253	1,239,835	—
Total Value of Investment Securities	55,409,736	371,372,638	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$352,311,804
Gross tax appreciation of investments	$86,846,670
Gross tax depreciation of investments	(12,376,100)
Net tax appreciation (depreciation) of investments	$74,470,570

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

August 31, 2013

Global Growth - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%

AUSTRALIA — 0.6%
CSL Ltd.	51,783	3,133,623

AUSTRIA — 0.9%
Erste Group Bank AG	135,000	4,327,644

BRAZIL — 0.4%
BR Malls Participacoes SA	244,500	1,857,870

CANADA — 1.1%
Canadian Pacific Railway Ltd.	46,850	5,509,645

CHINA — 1.3%
Ctrip.com International Ltd. ADR(1)	64,090	2,949,422
ENN Energy Holdings Ltd.	684,000	3,395,985

		6,345,407

DENMARK — 1.9%
Novo Nordisk A/S B Shares	31,754	5,305,226
Pandora A/S	109,300	3,934,936

		9,240,162

FRANCE — 2.0%
Carrefour SA	187,280	5,862,478
Sanofi	42,181	4,052,360

		9,914,838

HONG KONG — 2.2%
BOC Hong Kong Holdings Ltd.	446,000	1,406,251
Hang Seng Bank Ltd.	225,400	3,502,595
Sands China Ltd.	1,048,400	6,029,911

		10,938,757

INDIA — 0.6%
Tata Motors Ltd. ADR	135,844	3,032,038

INDONESIA — 0.3%
PT Bank Mandiri (Persero) Tbk	1,966,631	1,278,670

ITALY — 0.7%
Prada SpA	331,900	3,270,014

JAPAN — 7.6%
Daikin Industries Ltd.	97,600	4,711,759
Keyence Corp.	11,800	3,905,892
ORIX Corp.	378,400	5,218,247
Rakuten, Inc.	599,383	7,392,706
Toyota Motor Corp.	151,500	9,165,453
Unicharm Corp.	68,900	3,578,856
Yahoo Japan Corp.	6,270	3,109,935

		37,082,848

NETHERLANDS — 3.8%
ASML Holding NV	50,009	4,382,719
ASML Holding NV New York Shares	45,734	3,981,602
Koninklijke DSM NV	29,590	2,182,596

Unilever CVA	220,102	8,268,770

		18,815,687

PERU — 0.6%
Credicorp Ltd.	26,024	3,155,150

RUSSIA — 1.1%
Magnit OJSC GDR	64,080	3,556,440
Sberbank of Russia ADR	189,101	1,993,125

		5,549,565

SPAIN — 0.9%
Grifols SA	108,203	4,345,967

SWEDEN — 2.3%
SKF AB B Shares	234,294	6,204,380
Svenska Cellulosa AB B Shares	208,101	5,083,714

		11,288,094

SWITZERLAND — 3.3%
Adecco SA	71,442	4,499,437
Roche Holding AG	30,881	7,703,241
Syngenta AG	10,421	4,085,744

		16,288,422

UNITED KINGDOM — 9.1%
BG Group plc	484,467	9,212,055
Capita Group plc (The)	357,453	5,281,866
Compass Group plc	402,470	5,338,940
Johnson Matthey plc	90,160	3,969,474
Lloyds Banking Group plc(1)	6,872,031	7,726,277
Rio Tinto plc	75,387	3,403,178
Standard Chartered plc	244,566	5,461,448
Whitbread plc	84,850	4,049,956

		44,443,194

UNITED STATES — 59.1%
Alexion Pharmaceuticals, Inc.(1)	22,534	2,428,264
Alliance Data Systems Corp.(1)	27,202	5,323,431
American Tower Corp.	84,900	5,899,701
B/E Aerospace, Inc.(1)	82,950	5,656,360
Berkshire Hathaway, Inc., Class B(1)	56,560	6,290,603
Biogen Idec, Inc.(1)	22,766	4,849,613
BorgWarner, Inc.	58,765	5,675,524
Cameron International Corp.(1)	85,201	4,838,565
Celgene Corp.(1)	35,559	4,977,549
Cerner Corp.(1)	104,646	4,819,995
Charles Schwab Corp. (The)	252,754	5,277,503
CIT Group, Inc.(1)	175,601	8,406,020
Cognizant Technology Solutions Corp., Class A(1)	16,690	1,223,377
Colgate-Palmolive Co.	98,666	5,699,935
Continental Resources, Inc.(1)	58,024	5,353,294
Costco Wholesale Corp.	35,757	4,000,136
eBay, Inc.(1)	132,182	6,607,778
EQT Corp.	60,270	5,166,344
Equinix, Inc.(1)	39,859	6,925,103

Estee Lauder Cos., Inc. (The), Class A	80,605	5,268,343
Facebook, Inc., Class A(1)	182,151	7,519,193
FedEx Corp.	49,411	5,304,765
Fortune Brands Home & Security, Inc.	92,886	3,421,920
Gilead Sciences, Inc.(1)	94,170	5,675,626
Google, Inc., Class A(1)	15,145	12,826,300
Halliburton Co.	80,570	3,867,360
Harley-Davidson, Inc.	97,711	5,860,706
Home Depot, Inc. (The)	143,704	10,704,511
Ingersoll-Rand plc	86,450	5,112,653
IntercontinentalExchange, Inc.(1)	30,925	5,558,769
Liberty Global plc Class A(1)	91,490	7,106,943
MasterCard, Inc., Class A	10,079	6,108,680
Michael Kors Holdings Ltd.(1)	88,693	6,571,264
Mondelez International, Inc. Class A	198,130	6,076,647
Monsanto Co.	75,011	7,342,827
NetApp, Inc.	114,551	4,758,449
Oceaneering International, Inc.	81,260	6,304,151
Precision Castparts Corp.	43,276	9,141,622
priceline.com, Inc.(1)	11,200	10,511,536
Realogy Holdings Corp.(1)	168,190	7,119,483
Schlumberger Ltd.	88,984	7,202,365
Starbucks Corp.	57,713	4,069,921
Teradata Corp.(1)	84,308	4,937,076
Tractor Supply Co.	61,302	7,501,526
Union Pacific Corp.	67,106	10,303,455
United Rentals, Inc.(1)	92,002	5,038,950
Verisk Analytics, Inc. Class A(1)	48,476	3,014,238
Visa, Inc., Class A	33,973	5,925,571

		289,573,945

TOTAL COMMON STOCKS (Cost $373,783,675)		489,391,540

TEMPORARY CASH INVESTMENTS — 0.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.875%, 6/30/15, valued at $77,916), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $76,399)		76,399
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $469,231), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $458,397)		458,396
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.25%, 3/15/14, valued at $233,990), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $229,198)		229,198
SSgA U.S. Government Money Market Fund	68,323	68,323

TOTAL TEMPORARY CASH INVESTMENTS (Cost $832,316)		832,316

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $374,615,991)	490,223,856

OTHER ASSETS AND LIABILITIES†	26,679

TOTAL NET ASSETS — 100.0%	$490,250,535

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	21.0%
Information Technology	16.6%
Financials	15.3%
Industrials	15.0%
Health Care	8.7%
Energy	8.7%
Consumer Staples	8.6%
Materials	5.2%
Utilities	0.7%
Cash and Equivalents*	0.2%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	289,573,945	—	—
Foreign Common Stocks	13,118,212	186,699,383	—
Temporary Cash Investments	68,323	763,993	—
Total Value of Investment Securities	302,760,480	187,463,376	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$376,126,271
Gross tax appreciation of investments	$120,184,632
Gross tax depreciation of investments	(6,087,047)
Net tax appreciation (depreciation) of investments	$114,097,585

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

August 31, 2013

International Discovery - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%

AUSTRALIA — 2.9%
carsales.com Ltd.	280,720	2,783,384
Flight Centre Ltd.	178,230	7,455,782
Iluka Resources Ltd.	185,220	1,772,193
Ramsay Health Care Ltd.	47,760	1,581,327
Super Retail Group Ltd.	301,881	3,283,383

		16,876,069

BELGIUM — 2.4%
Ageas	352,630	13,879,071

BRAZIL — 1.0%
Anhanguera Educacional Participacoes SA	968,300	5,726,320

CANADA — 5.1%
Africa Oil Corp.(1)	641,720	4,209,898
Alimentation Couche Tard, Inc. B Shares	114,860	6,623,561
CGI Group, Inc. Class A(1)	198,038	6,571,184
Element Financial Corp.(1)	482,180	5,612,386
West Fraser Timber Co. Ltd.	89,010	7,047,787

		30,064,816

CHINA — 6.0%
China Gas Holdings Ltd.	4,490,000	4,684,291
China State Construction International Holdings Ltd.	2,812,000	4,540,134
Ctrip.com International Ltd. ADR(1)	189,650	8,727,693
Haier Electronics Group Co. Ltd.	2,418,000	4,228,292
Shenzhou International Group Holdings Ltd.	2,428,000	7,890,385
Sina Corp.(1)	50,800	3,932,936
YY, Inc. ADR(1)	37,050	1,461,993

		35,465,724

DENMARK — 5.5%
GN Store Nord A/S	469,100	9,657,514
Pandora A/S	431,400	15,530,935
Topdanmark A/S(1)	288,850	7,307,929

		32,496,378

FRANCE — 8.5%
Iliad SA	41,520	9,959,795
Publicis Groupe SA	96,800	7,205,339
Valeo SA	105,900	7,973,677
Vallourec SA	263,010	15,777,889
Zodiac Aerospace	61,610	8,920,312

		49,837,012

GERMANY — 7.4%
Duerr AG	61,400	4,122,385
GEA Group AG	156,150	6,313,031
Infineon Technologies AG	905,280	8,207,738
Sky Deutschland AG(1)	1,784,650	14,954,048
Stada Arzneimittel AG	91,110	4,407,208

Wirecard AG	167,430	5,238,895

		43,243,305

HONG KONG — 2.8%
AAC Technologies Holdings, Inc.	638,500	2,914,830
Techtronic Industries Co.	3,827,500	9,397,907
Xinyi Glass Holdings Ltd.	4,662,000	4,358,723

		16,671,460

INDIA — 0.5%
HCL Technologies Ltd.	189,200	2,979,463

IRELAND — 3.6%
Bank of Ireland(1)	20,147,410	5,884,749
Glanbia plc	313,720	4,187,743
Smurfit Kappa Group plc	542,870	11,027,731

		21,100,223

ISRAEL — 0.3%
Mellanox Technologies Ltd.(1)	37,080	1,461,694

ITALY — 2.5%
Banca Generali SpA	508,430	11,497,347
Salvatore Ferragamo SpA	90,840	2,989,461

		14,486,808

JAPAN — 13.0%
Aeon Credit Service Co. Ltd.	185,700	4,991,214
Ebara Corp.	1,312,000	7,001,966
Gulliver International Co. Ltd.	757,900	4,075,686
Jafco Co. Ltd.	94,300	3,649,641
Japan Airport Terminal Co. Ltd.	234,400	4,309,131
JGC Corp.	151,000	5,175,078
Kakaku.com, Inc.	377,000	6,926,801
Livesense, Inc.(1)	60,600	2,823,700
Mazda Motor Corp.(1)	2,279,000	9,168,457
NTN Corp.(1)	1,676,000	6,213,413
Suruga Bank Ltd.	297,000	4,679,523
Tadano Ltd.	453,000	6,353,119
THK Co. Ltd.	123,500	2,406,228
Tokyu Land Corp.	509,000	4,738,259
Yaskawa Electric Corp.	308,000	3,663,941

		76,176,157

NETHERLANDS — 0.9%
Reed Elsevier NV	304,310	5,495,944

PHILIPPINES — 0.6%
Universal Robina Corp.	1,234,870	3,319,751

SINGAPORE — 0.9%
Ezion Holdings Ltd.	2,960,000	5,267,482

SOUTH AFRICA — 0.7%
Discovery Holdings Ltd.	530,390	4,365,793

SOUTH KOREA — 1.2%
Daewoo International Corp.	69,870	2,203,009

Hankook Tire Co. Ltd.	89,630	4,650,861

		6,853,870

SPAIN — 2.4%
Banco Popular Espanol SA(1)	588,060	2,761,425
Bankinter SA	626,370	2,802,245
Grifols SA	218,300	8,768,007

		14,331,677

SWEDEN — 6.0%
Intrum Justitia AB	184,590	4,498,221
Kinnevik Investment AB B Shares	102,580	3,204,004
Modern Times Group AB B Shares	268,380	12,144,698
SKF AB B Shares	253,160	6,703,974
Trelleborg AB B Shares	499,300	8,422,935

		34,973,832

SWITZERLAND — 6.4%
AMS AG	43,150	3,385,405
Baloise Holding AG	60,790	6,435,397
Clariant AG	480,060	7,785,594
DKSH Holding AG	29,430	2,207,764
Givaudan SA	5,550	7,473,964
Lindt & Spruengli AG	1,320	5,277,446
OC Oerlikon Corp. AG	390,040	4,841,702

		37,407,272

TAIWAN — 2.4%
Eclat Textile Co. Ltd.	970,020	8,671,167
Hermes Microvision, Inc.	159,000	4,282,578
St. Shine Optical Co. Ltd.	46,000	1,278,952

		14,232,697

THAILAND — 1.0%
Airports of Thailand PCL	649,500	3,298,951
Jasmine International PCL	11,846,400	2,686,509

		5,985,460

UNITED KINGDOM — 14.0%
Ashtead Group plc	1,629,540	16,288,178
Aveva Group plc	53,540	1,924,926
Babcock International Group plc	511,510	9,020,781
Countrywide plc	310,060	2,642,751
easyJet plc	158,650	3,031,453
GKN plc	1,545,120	7,853,872
London Stock Exchange Group plc	228,640	5,527,447
Schroders plc	255,250	9,149,327
Taylor Wimpey plc	5,594,160	8,617,257
Travis Perkins plc	380,760	9,293,507
TUI Travel plc	468,310	2,499,449
Whitbread plc	127,820	6,100,947

		81,949,895

TOTAL COMMON STOCKS (Cost $494,711,251)		574,648,173

EXCHANGE-TRADED FUNDS — 0.5%

iShares MSCI EAFE Small Cap Index Fund (Cost $2,897,358)	68,080	3,035,006

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.875%, 6/30/15, valued at $783,283), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $768,039)		768,038
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $4,717,150), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $4,608,230)		4,608,225
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.25%, 3/15/14, valued at $2,352,284), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $2,304,115)		2,304,112

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,680,375)		7,680,375

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $505,288,984)		585,363,554

OTHER ASSETS AND LIABILITIES — 0.2%		1,054,224

TOTAL NET ASSETS — 100.0%		$586,417,778

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	27.9%
Industrials	24.1%
Financials	17.8%
Information Technology	10.0%
Materials	6.0%
Health Care	4.4%
Consumer Staples	3.3%
Telecommunication Services	2.1%
Energy	1.6%
Utilities	0.8%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	1.5%

*         Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)      Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	15,584,316	559,063,857	—
Exchange-Traded Funds	3,035,006	—	—
Temporary Cash Investments	—	7,680,375	—
Total Value of Investment Securities	18,619,322	566,744,232	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$513,101,971
Gross tax appreciation of investments	$79,743,114
Gross tax depreciation of investments	(7,481,531)
Net tax appreciation (depreciation) of investments	$72,261,583

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

August 31, 2013

International Growth - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%

AUSTRALIA — 4.1%
BHP Billiton Ltd.	855,779	27,230,287
Commonwealth Bank of Australia	215,955	14,000,636
CSL Ltd.	399,288	24,162,722
Iluka Resources Ltd.	621,917	5,950,527

		71,344,172

AUSTRIA — 0.5%
Erste Group Bank AG	265,318	8,505,198

BELGIUM — 0.8%
Anheuser-Busch InBev NV	142,519	13,256,793

CANADA — 0.7%
Canadian Pacific Railway Ltd.	99,326	11,680,919

CHINA — 1.6%
Ctrip.com International Ltd. ADR(1)	270,390	12,443,348
Haier Electronics Group Co. Ltd.	2,441,000	4,268,512
Tencent Holdings Ltd.	249,800	11,712,923

		28,424,783

DENMARK — 1.3%
GN Store Nord A/S	164,980	3,396,496
Novo Nordisk A/S B Shares	88,282	14,749,511
Pandora A/S	136,160	4,901,929

		23,047,936

FINLAND — 0.7%
Sampo A Shares	305,310	12,714,693

FRANCE — 15.4%
Air Liquide SA	97,280	12,794,011
AXA SA	796,450	17,352,574
BNP Paribas SA	360,500	22,591,105
Carrefour SA	696,736	21,810,121
Cie Generale d'Optique Essilor International SA	107,428	11,598,527
Danone SA	267,780	19,939,369
Dassault Systemes SA	106,911	13,656,540
European Aeronautic Defence and Space Co. NV	395,425	22,788,559
L'Oreal SA	152,506	25,446,893
Publicis Groupe SA	195,940	14,584,858
Sanofi	296,242	28,460,187
Schneider Electric SA	218,654	16,732,176
Technip SA	143,609	16,702,473
Valeo SA	160,940	12,117,880
Vallourec SA	217,120	13,024,962

		269,600,235

GERMANY — 7.3%
adidas AG	127,644	13,496,055
Bayer AG	258,480	28,709,751
Brenntag AG	43,390	6,594,835

Continental AG	136,881	20,659,781
Daimler AG	237,930	16,326,772
Deutsche Boerse AG	148,152	10,387,460
Henkel AG & Co. KGaA Preference Shares	137,668	13,336,855
Sky Deutschland AG(1)	2,101,625	17,610,064

		127,121,573

HONG KONG — 1.8%
AIA Group Ltd.	1,638,600	7,195,137
BOC Hong Kong Holdings Ltd.	3,098,000	9,768,081
Sands China Ltd.	2,568,400	14,772,246

		31,735,464

INDIA — 2.0%
Idea Cellular Ltd.(1)	6,323,309	15,303,422
Tata Consultancy Services Ltd.	350,680	10,791,624
Tata Motors Ltd. ADR	405,270	9,045,626

		35,140,672

IRELAND — 1.4%
Bank of Ireland(1)	43,076,052	12,581,853
Ryanair Holdings plc ADR	260,230	12,350,516

		24,932,369

ITALY — 2.8%
ENI SpA	559,917	12,787,447
Luxottica Group SpA	224,712	11,716,279
Prada SpA	1,172,700	11,553,918
UniCredit SpA	2,224,350	12,576,516

		48,634,160

JAPAN — 18.3%
Bridgestone Corp.	184,800	6,079,381
Daikin Industries Ltd.	398,600	19,242,899
Daito Trust Construction Co. Ltd.	70,300	6,443,958
FANUC Corp.	68,800	10,517,778
Fuji Heavy Industries Ltd.	558,000	13,577,043
Japan Tobacco, Inc.	560,629	19,042,600
Kakaku.com, Inc.	192,600	3,538,732
KDDI Corp.	427,406	20,437,655
Keyence Corp.	51,400	17,013,801
Kubota Corp.	1,186,000	16,137,862
Mitsubishi Corp.	624,700	11,719,686
Mitsubishi Estate Co. Ltd.	672,000	17,521,210
Mizuho Financial Group, Inc.	5,674,400	11,558,588
Murata Manufacturing Co. Ltd.	181,500	12,477,721
Nidec Corp.	55,000	4,117,228
Oriental Land Co. Ltd.	27,700	4,471,610
ORIX Corp.	1,705,200	23,515,209
Rakuten, Inc.	1,532,204	18,897,989
Shin-Etsu Chemical Co. Ltd.	257,600	15,558,059
Toshiba Corp.	1,129,000	4,495,992
Toyota Motor Corp.	595,200	36,008,433
Unicharm Corp.	247,900	12,876,610

Yahoo Japan Corp.	31,986	15,865,134

		321,115,178

MEXICO — 0.6%
Cemex SAB de CV ADR(1)	937,670	10,539,411

NETHERLANDS — 3.8%
Akzo Nobel NV	112,722	6,628,822
ASML Holding NV	355,715	31,174,367
ING Groep NV CVA(1)	735,094	7,981,176
Koninklijke DSM NV	237,676	17,531,287
Ziggo NV	89,670	3,555,963

		66,871,615

NORWAY — 0.7%
DNB ASA	551,668	8,563,684
Schibsted ASA	70,590	3,455,765

		12,019,449

RUSSIA — 1.2%
Magnit OJSC GDR	294,987	16,371,778
Yandex NV A Shares(1)	163,490	5,231,680

		21,603,458

SPAIN — 1.3%
Banco Popular Espanol SA(1)	1,958,150	9,195,125
Inditex SA	101,269	13,404,293

		22,599,418

SWEDEN — 3.6%
SKF AB B Shares	669,600	17,731,793
Svenska Cellulosa AB B Shares	702,258	17,155,510
Telefonaktiebolaget LM Ericsson B Shares	768,076	9,028,212
Volvo AB B Shares	1,388,331	20,005,826

		63,921,341

SWITZERLAND — 9.9%
Adecco SA	279,501	17,603,051
Cie Financiere Richemont SA	169,943	16,145,909
Givaudan SA	9,680	13,035,671
Holcim Ltd.	114,211	7,751,545
Novartis AG	393,082	28,664,209
Roche Holding AG	171,091	42,678,512
Sika AG	2,610	7,147,380
Syngenta AG	50,712	19,882,570
UBS AG	1,084,864	21,010,532

		173,919,379

TAIWAN — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	547,249	9,062,443

UNITED KINGDOM — 19.1%
Ashtead Group plc	1,587,858	15,871,542
Associated British Foods plc	331,649	9,482,499
BG Group plc	1,377,175	26,186,741
British American Tobacco plc	239,574	12,084,771
BT Group plc	2,463,430	12,418,583

Burberry Group plc	549,115	13,053,784
Capita Group plc (The)	1,367,449	20,205,965
Compass Group plc	701,351	9,303,727
Diageo plc	571,770	17,491,066
Experian plc	671,694	11,762,447
Johnson Matthey plc	276,208	12,160,607
Kingfisher plc	3,718,290	22,184,607
Lloyds Banking Group plc(1)	20,964,585	23,570,644
National Grid plc	740,291	8,518,177
Rio Tinto plc	391,398	17,668,791
Rolls-Royce Holdings plc	647,973	11,166,304
Schroders plc	419,293	15,029,378
Standard Chartered plc	743,931	16,612,860
Telecity Group plc	451,415	5,732,878
Unilever plc	322,564	12,291,990
Whitbread plc	585,017	27,923,314
Wolseley plc	274,726	13,879,222

		334,599,897

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,443,699,703)		1,742,390,556

OTHER ASSETS AND LIABILITIES — 0.6%		10,323,874

TOTAL NET ASSETS — 100.0%		$1,752,714,430

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	19.7%
Financials	16.5%
Industrials	15.6%
Consumer Staples	11.0%
Materials	11.0%
Health Care	10.3%
Information Technology	8.6%
Energy	3.2%
Telecommunication Services	3.0%
Utilities	0.5%
Other Assets and Liabilities	0.6%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)       Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

 The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Total Value of Investment Securities	58,673,024	1,683,717,532	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,461,154,036
Gross tax appreciation of investments	$306,277,732
Gross tax depreciation of investments	(25,041,212)
Net tax appreciation (depreciation) of investments	$281,236,520

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

August 31, 2013

International Opportunities - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%

AUSTRALIA — 2.4%
carsales.com Ltd.	98,950	981,105
Flight Centre Ltd.	49,520	2,071,539

		3,052,644

BRAZIL — 1.5%
Estacio Participacoes SA	171,000	1,239,884
Mills Estruturas e Servicos de Engenharia SA	54,400	673,744

		1,913,628

CAMBODIA — 0.6%
NagaCorp Ltd.	854,000	711,442

CANADA — 2.7%
ATS Automation Tooling Systems, Inc.(1)	27,360	329,629
CCL Industries, Inc. Class B	13,270	908,100
Detour Gold Corp.(1)	14,500	160,239
Element Financial Corp.(1)	78,000	907,890
West Fraser Timber Co. Ltd.	13,420	1,062,592

		3,368,450

CHINA — 4.4%
Anton Oilfield Services Group	994,000	634,513
China Overseas Grand Oceans Group Ltd.	760,750	994,784
CIMC Enric Holdings Ltd.	486,000	507,657
Hilong Holding Ltd.	1,169,000	643,712
Ju Teng International Holdings Ltd.	1,582,000	885,412
Minth Group Ltd.	697,658	1,255,963
Sunny Optical Technology Group Co. Ltd.	556,160	602,460

		5,524,501

DENMARK — 5.3%
Auriga Industries B Shares(1)	17,540	619,964
Jyske Bank A/S(1)	17,980	829,834
Pandora A/S	71,940	2,589,929
Royal UNIBREW A/S	2,950	335,198
SimCorp A/S	73,460	2,303,658

		6,678,583

FRANCE — 5.1%
Altran Technologies SA	112,450	820,380
Eurofins Scientific	7,950	1,841,897
Ingenico	24,640	1,719,456
Plastic Omnium SA	12,970	856,576
Teleperformance SA	14,100	635,556
UbiSoft Entertainment SA(1)	40,470	611,358

		6,485,223

GERMANY — 8.3%
Aareal Bank AG(1)	80,490	2,181,314
Duerr AG	24,550	1,648,282
KUKA AG	18,990	798,372

NORMA Group	33,920	1,364,636
SAF-Holland SA(1)	88,850	967,377
Stada Arzneimittel AG	25,630	1,239,784
Wirecard AG	72,640	2,272,910

		10,472,675

HONG KONG — 4.2%
Dah Sing Banking Group Ltd.	350,000	497,392
Man Wah Holdings Ltd.	822,800	1,001,648
Melco International Development Ltd.	607,000	1,383,949
Techtronic Industries Co.	1,007,500	2,473,779

		5,356,768

INDIA — 1.1%
Apollo Hospitals Enterprise Ltd.	40,940	535,715
McLeod Russel India Ltd.	131,680	503,043
WNS Holdings Ltd. ADR(1)	16,000	323,680

		1,362,438

IRELAND — 2.0%
Grafton Group plc	123,630	1,045,731
Smurfit Kappa Group plc	74,040	1,504,031

		2,549,762

ITALY — 4.0%
Banca Generali SpA	150,230	3,397,216
Brunello Cucinelli SpA	28,740	850,847
Interpump Group SpA	82,470	849,082

		5,097,145

JAPAN — 19.7%
Aica Kogyo Co. Ltd.	60,300	1,095,638
Aida Engineering Ltd.	90,900	727,681
Calbee, Inc.	11,500	1,123,237
Calsonic Kansei Corp.	198,000	967,969
Daifuku Co. Ltd.	128,500	1,209,289
Digital Garage, Inc.	70	351,479
Don Quijote Co. Ltd.	24,200	1,259,480
Enplas Corp.	9,700	715,262
Japan Aviation Electronics Industry Ltd.	129,000	1,281,000
Kansai Paint Co. Ltd.	78,000	907,226
M3, Inc.	310	811,743
MISUMI Group, Inc.	25,400	624,749
NTN Corp.(1)	165,000	611,702
Pigeon Corp.	29,200	1,347,212
Ryohin Keikaku Co. Ltd.	14,900	1,311,157
Sanwa Holdings Corp.	204,000	1,140,663
Seria Co. Ltd.	32,000	990,783
Ship Healthcare Holdings, Inc.	25,100	910,078
Sundrug Co. Ltd.	27,700	1,289,291
Tadano Ltd.	89,000	1,248,185
THK Co. Ltd.	51,200	997,562
Tokyu Livable, Inc.	45,100	884,224
Toshiba Plant Systems & Services Corp.	64,000	1,031,196
Yaskawa Electric Corp.	96,000	1,142,007

Zeon Corp.	79,000	922,880

		24,901,693

MEXICO — 1.0%
Compartamos SAB de CV	713,130	1,254,289

NEW ZEALAND — 0.5%
Trade Me Ltd.	177,370	596,261

NORWAY — 2.0%
Fred Olsen Energy ASA	28,570	1,322,095
Norwegian Air Shuttle AS(1)	6,990	250,367
Opera Software ASA	73,840	687,742
SpareBank 1 SR Bank ASA	38,210	307,186

		2,567,390

PHILIPPINES — 0.3%
Puregold Price Club, Inc.	486,500	421,052

SINGAPORE — 2.5%
Ezion Holdings Ltd.	949,000	1,688,798
KrisEnergy Ltd.(1)	668,000	602,226
OSIM International Ltd.	573,000	893,909

		3,184,933

SOUTH KOREA — 2.8%
Hotel Shilla Co. Ltd.	21,560	1,307,137
Kolao Holdings	35,882	976,205
Sung Kwang Bend Co. Ltd.	49,000	1,262,466

		3,545,808

SPAIN — 0.5%
Melia Hotels International SA	69,980	629,388

SWEDEN — 4.5%
AarhusKarlshamn AB	32,600	1,792,979
Fingerprint Cards AB B Shares(1)	61,120	620,205
Hexpol AB	18,880	1,304,751
Indutrade AB	17,450	629,294
Intrum Justitia AB	29,340	714,978
Loomis AB B Shares	29,340	631,970

		5,694,177

SWITZERLAND — 1.8%
AMS AG	8,650	678,650
Tecan Group AG	4,400	453,501
Temenos Group AG	49,470	1,198,934

		2,331,085

TAIWAN — 4.6%
AirTAC International Group	217,210	1,433,574
Eclat Textile Co. Ltd.	125,460	1,121,507
Makalot Industrial Co. Ltd.	353,000	1,905,111
Teco Electric and Machinery Co. Ltd.	1,329,000	1,392,309

		5,852,501

THAILAND — 0.9%
Jasmine International PCL	2,667,900	605,023

Minor International PCL	855,800	568,938

		1,173,961

TURKEY — 0.5%
Pegasus Hava Tasimaciligi AS(1)	44,780	610,714

UNITED KINGDOM — 15.7%
Ashtead Group plc	206,700	2,066,084
Barratt Developments plc(1)	134,740	633,728
Bellway plc	106,350	2,210,111
Bodycote plc	98,250	956,181
Close Brothers Group plc	68,350	1,098,411
Countrywide plc	285,760	2,435,633
Dixons Retail plc(1)	3,197,040	2,043,713
Great Portland Estates plc	114,456	946,282
Halma plc	75,600	640,265
Howden Joinery Group plc	239,856	1,045,978
John Wood Group plc	58,210	726,626
Keller Group plc	56,810	978,108
Restaurant Group plc (The)	135,190	1,132,369
Rotork plc	23,980	1,007,085
Spectris plc	20,550	707,307
Spirax-Sarco Engineering plc	15,010	691,317
Telecity Group plc	48,890	620,893

		19,940,091

TOTAL COMMON STOCKS (Cost $102,481,803)		125,276,602

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.875%, 6/30/15, valued at $108,157), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $106,052)		106,052
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $651,353), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $636,313)		636,312
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.25%, 3/15/14, valued at $324,808), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $318,156)		318,156
SSgA U.S. Government Money Market Fund	94,626	94,626

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,155,146)		1,155,146

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $103,636,949)		126,431,748

OTHER ASSETS AND LIABILITIES — 0.2%		195,188

TOTAL NET ASSETS — 100.0%		$126,626,936

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	27.6%
Industrials	23.0%
Information Technology	15.2%

Financials	12.4%
Materials	5.8%
Consumer Staples	5.4%
Health Care	4.5%
Energy	4.5%
Telecommunication Services	0.5%
Cash and Equivalents*	1.1%

*       Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)       Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	323,680	124,952,922	—
Temporary Cash Investments	94,626	1,060,520	—
Total Value of Investment Securities	418,306	126,013,442	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$103,908,008
Gross tax appreciation of investments	$24,200,700
Gross tax depreciation of investments	(1,676,960)
Net tax appreciation (depreciation) of investments	$22,523,740

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

August 31, 2013

International Value - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.6%

AUSTRALIA — 8.7%
Australia & New Zealand Banking Group Ltd.	22,500	594,576
Commonwealth Bank of Australia	9,400	609,414
National Australia Bank Ltd.	14,964	432,192
Telstra Corp. Ltd.	75,447	329,043
Westpac Banking Corp.	24,097	673,238

		2,638,463

AUSTRIA — 1.4%
Oesterreichische Post AG	3,703	154,163
OMV AG	4,723	218,038
Raiffeisen Bank International AG	1,022	35,065

		407,266

BELGIUM — 1.4%
Ageas	4,182	164,598
Delhaize Group SA	1,185	75,606
KBC Groep NV	3,812	167,669

		407,873

FINLAND — 0.5%
UPM-Kymmene Oyj	11,996	144,831

FRANCE — 9.7%
Bouygues SA	3,804	118,977
Cie Generale des Etablissements Michelin Class B	442	42,288
CNP Assurances	15,604	275,936
Derichebourg SA(1)	35,861	109,958
GDF Suez	16,200	351,136
Orange SA	7,598	77,082
Sanofi	3,110	298,780
Technicolor SA(1)	11,700	55,668
Total SA	15,330	849,235
UbiSoft Entertainment SA(1)	18,851	284,772
Veolia Environnement SA	4,100	63,156
Vinci SA	4,179	215,790
Vivendi SA	10,025	203,314

		2,946,092

GERMANY — 9.3%
Allianz SE	4,000	573,067
Aurubis AG	1,641	94,680
BASF SE	5,802	507,099
Bayer AG	850	94,411
Deutsche Lufthansa AG(1)	12,039	214,883
Deutsche Telekom AG	13,650	174,849
E.ON AG	2,290	36,258
Gildemeister AG	7,217	160,626
Henkel AG & Co. KGaA Preference Shares	536	51,926
K+S AG	6,058	147,040
Metro AG	5,900	216,621

ProSiebenSat.1 Media AG	6,560	278,091
Rheinmetall AG	550	26,972
Siemens AG	1,680	177,830
TUI AG(1)	4,500	52,153

		2,806,506

HONG KONG — 3.8%
BOC Hong Kong Holdings Ltd.	100,000	315,303
Champion REIT	79,000	35,555
Hang Seng Bank Ltd.	6,600	102,560
Link Real Estate Investment Trust (The)	27,500	126,073
MGM China Holdings Ltd.	103,600	309,286
Wharf Holdings Ltd.	33,000	271,296

		1,160,073

IRELAND — 0.5%
Smurfit Kappa Group plc	7,498	152,313

ISRAEL — 1.1%
Bank Hapoalim BM	54,045	250,102
Delek Group Ltd.	340	94,412

		344,514

ITALY — 3.5%
Enel SpA	107,543	355,620
ENI SpA	24,491	559,328
Prysmian SpA	1,573	34,927
Telecom Italia SpA	131,800	92,235

		1,042,110

JAPAN — 19.5%
Aisin Seiki Co. Ltd.	3,900	150,344
Alfresa Holdings Corp.	4,900	232,561
Bridgestone Corp.	2,400	78,953
Central Japan Railway Co.	3,300	378,449
Daihatsu Motor Co. Ltd.	15,000	281,560
Daikyo, Inc.	12,000	34,954
Dowa Holdings Co. Ltd.	4,000	35,851
Fuji Heavy Industries Ltd.	9,000	218,985
Hino Motors Ltd.	14,000	183,511
Japan Airlines Co. Ltd.	5,800	307,766
Japan Tobacco, Inc.	8,500	288,715
JGC Corp.	3,000	102,816
KDDI Corp.	7,600	363,416
Koito Manufacturing Co. Ltd.	2,000	35,423
Mitsubishi Motors Corp.(1)	6,200	65,356
Mitsubishi UFJ Financial Group, Inc.	15,800	92,690
Mitsui Engineering & Shipbuilding Co. Ltd.	87,000	157,723
Nippon Paint Co. Ltd.	4,000	57,768
Nippon Telegraph & Telephone Corp.	7,600	386,637
Nissan Chemical Industries Ltd.	4,500	61,873
Nomura Research Institute Ltd.	2,100	65,555
NTT Data Corp.	58	207,934
Resona Holdings, Inc.	65,700	313,829
Resorttrust, Inc.	1,100	35,346

Showa Shell Sekiyu KK	7,800	77,615
SOFTBANK Corp.	1,300	81,957
Sony Corp.	15,600	313,319
Sumitomo Metal Mining Co. Ltd.	5,000	67,526
Sumitomo Mitsui Financial Group, Inc.	1,300	57,595
Sumitomo Mitsui Trust Holdings, Inc.	81,000	353,089
T&D Holdings, Inc.	15,400	187,589
Toshiba TEC Corp.	47,000	245,088
Toyoda Gosei Co. Ltd.	11,600	281,302
Toyota Motor Corp.	400	24,199
TS Tech Co. Ltd.	1,900	64,053

		5,891,347

NETHERLANDS — 1.5%
ING Groep NV CVA(1)	40,923	444,315

NEW ZEALAND — 0.3%
Telecom Corp. of New Zealand Ltd.	58,155	102,243

NORWAY — 1.7%
Statoil ASA	1,551	34,062
TGS Nopec Geophysical Co. ASA	7,600	224,032
Yara International ASA	6,422	253,948

		512,042

PORTUGAL — 0.6%
EDP - Energias de Portugal SA	51,908	183,448

SINGAPORE — 1.1%
United Overseas Bank Ltd.	21,000	327,446

SPAIN — 3.9%
Banco Santander SA	85,106	600,645
Endesa SA(1)	11,600	269,982
Gas Natural SDG SA	5,000	97,934
Telefonica SA(1)	15,700	213,205

		1,181,766

SWEDEN — 1.8%
Axfood AB	2,000	89,115
Industrivarden AB C Shares	6,864	118,278
Intrum Justitia AB	11,100	270,493
Telefonaktiebolaget LM Ericsson B Shares	6,627	77,896

		555,782

SWITZERLAND — 4.3%
Novartis AG	2,859	208,483
Roche Holding AG	1,073	267,659
Swiss Life Holding AG	1,647	308,531
Swiss Reinsurance Co.	1,000	76,737
Zurich Financial Services AG	1,800	448,041

		1,309,451

UNITED KINGDOM — 22.0%
Afren plc(1)	125,905	271,600
Antofagasta plc	24,516	324,836
AstraZeneca plc	12,027	592,323
BAE Systems plc	22,225	149,858

Beazley plc	46,284	142,735
Berendsen plc	5,800	77,389
BHP Billiton plc	1,548	45,052
BP plc	54,353	375,838
BT Group plc	27,453	138,395
Cable & Wireless Communications plc	161,800	96,811
Catlin Group Ltd.	40,368	292,460
Centrica plc	48,214	288,334
Evraz plc	84,483	163,654
Homeserve plc	22,726	85,194
HSBC Holdings plc	121,585	1,273,721
HSBC Holdings plc (Hong Kong)	8,000	84,597
Investec plc	46,000	292,986
Lloyds Banking Group plc(1)	181,532	204,098
Marks & Spencer Group plc	10,640	77,778
Micro Focus International plc	5,000	61,329
Mondi plc	7,649	117,885
Royal Dutch Shell plc B Shares	23,425	788,837
Soco International plc(1)	6,000	37,016
Standard Chartered plc	10,682	238,542
Vodafone Group plc	139,007	444,302

		6,665,570

TOTAL COMMON STOCKS (Cost $26,228,480)		29,223,451

EXCHANGE-TRADED FUNDS — 2.0%

iShares MSCI EAFE Value Index (Cost $609,499)	12,060	606,376

RIGHTS†

GERMANY†
Gildemeister AG(1) (Cost $—)	7,217	5,437

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.875%, 6/30/15, valued at $35,549), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $34,857)		34,857
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $214,084), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $209,141)		209,141
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.25%, 3/15/14, valued at $106,756), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $104,570)		104,570
SSgA U.S. Government Money Market Fund	31,101	31,101

TOTAL TEMPORARY CASH INVESTMENTS (Cost $379,669)		379,669

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $27,217,648)	30,214,933

OTHER ASSETS AND LIABILITIES — 0.1%	22,542

TOTAL NET ASSETS — 100.0%	$30,237,475

Market Sector Diversification
(as a % of net assets)
Financials	34.8%
Energy	11.5%
Industrials	10.0%
Consumer Discretionary	8.3%
Telecommunication Services	8.3%
Materials	7.1%
Health Care	5.7%
Utilities	5.4%
Information Technology	3.0%
Consumer Staples	2.5%
Exchange-Traded Funds	2.0%
Cash and Equivalents*	1.4%

 *       Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	—	29,223,451	—
Exchange-Traded Funds	606,376	—	—
Rights	—	5,437	—
Temporary Cash Investments	31,101	348,568	—
Total Value of Investment Securities	637,477	29,577,456	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,235,778
Gross tax appreciation of investments	$3,737,375
Gross tax depreciation of investments	(758,220)
Net tax appreciation (depreciation) of investments	$2,979,155

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

August 31, 2013

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.2%

BRAZIL — 9.6%
Anhanguera Educacional Participacoes SA	689,200	4,075,782
BRF SA ADR	54,600	1,267,266
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	69,580	2,858,346
Cia de Bebidas das Americas Preference Shares ADR	32,611	1,134,211
Embraer SA ADR	62,970	2,074,861
Hypermarcas SA	365,100	2,475,877
Itau Unibanco Holding SA ADR	452,884	5,511,598
Marcopolo SA Preference Shares	887,900	2,470,989

		21,868,930

CANADA — 1.0%
Pacific Rubiales Energy Corp.	126,060	2,385,242

CHILE — 1.0%
SACI Falabella	232,068	2,296,348

CHINA — 19.0%
Brilliance China Automotive Holdings Ltd.(1)	2,102,000	3,090,200
China Communications Services Corp. Ltd. H Shares	2,872,000	1,929,617
China Oilfield Services Ltd. H Shares	456,000	1,174,923
China Overseas Land & Investment Ltd.	1,818,000	5,415,703
China Railway Construction Corp. Ltd. H Shares	2,512,000	2,390,700
CNOOC Ltd.	2,811,000	5,582,524
ENN Energy Holdings Ltd.	534,000	2,651,252
Great Wall Motor Co. Ltd. H Shares	574,000	2,923,869
Haier Electronics Group Co. Ltd.	730,000	1,276,532
Hengan International Group Co. Ltd.	145,500	1,593,952
Industrial & Commercial Bank of China Ltd. H Shares	4,541,095	2,980,762
Ping An Insurance Group Co. H Shares	409,500	2,870,136
Shenzhou International Group Holdings Ltd.	218,000	708,445
Tencent Holdings Ltd.	190,800	8,946,460

		43,535,075

COLOMBIA — 0.8%
Cemex Latam Holdings SA(1)	221,420	1,718,281

HONG KONG — 2.1%
AAC Technologies Holdings, Inc.	252,000	1,150,410
Xinyi Glass Holdings Ltd.	4,010,000	3,749,138

		4,899,548

INDIA — 2.5%
HCL Technologies Ltd.	44,010	693,056
HDFC Bank Ltd.	158,772	1,427,434
Tata Global Beverages Ltd.	535,044	1,125,641
Tata Motors Ltd.	562,476	2,547,615

		5,793,746

INDONESIA — 2.2%
PT AKR Corporindo Tbk	2,559,500	931,686
PT Bank Rakyat Indonesia (Persero) Tbk	1,808,500	1,093,050
PT Matahari Department Store Tbk(1)	1,490,000	1,698,764

PT Semen Gresik (Persero) Tbk	1,038,000	1,197,692

		4,921,192

MALAYSIA — 2.2%
Axiata Group Bhd	1,508,300	3,094,891
Sapurakencana Petroleum Bhd(1)	1,865,500	2,038,860

		5,133,751

MEXICO — 6.9%
Alfa SAB de CV, Series A	938,204	2,327,779
Alsea SAB de CV	871,769	2,218,408
Cemex SAB de CV ADR(1)	237,609	2,670,725
Grupo Financiero Banorte SAB de CV	511,954	3,152,343
Grupo Mexico SAB de CV	692,880	1,980,991
Promotora y Operadora de Infraestructura SAB de CV(1)	348,641	3,444,399

		15,794,645

PANAMA — 0.9%
Copa Holdings SA Class A	16,283	2,129,491

PERU — 0.9%
Credicorp Ltd.	17,294	2,096,725

PHILIPPINES — 0.7%
SM Investments Corp.	110,855	1,665,311

POLAND — 1.3%
Eurocash SA	63,932	1,026,615
Powszechny Zaklad Ubezpieczen SA	13,818	1,872,370

		2,898,985

RUSSIA — 9.5%
Eurasia Drilling Co. Ltd. GDR	67,978	2,620,552
Magnit OJSC GDR	74,392	4,128,756
Mail.ru Group Ltd. GDR	72,817	2,377,475
MegaFon OAO GDR	33,940	1,147,172
Mobile Telesystems OJSC ADR(1)	81,369	1,721,768
NovaTek OAO GDR	22,559	2,702,568
Sberbank of Russia	1,717,650	4,540,910
Yandex NV A Shares(1)	76,675	2,453,600

		21,692,801

SOUTH AFRICA — 6.3%
Aspen Pharmacare Holdings Ltd.	130,635	2,998,449
Clicks Group Ltd.	255,867	1,364,508
Discovery Holdings Ltd.	264,528	2,177,406
Mr Price Group Ltd.	138,720	1,689,493
Naspers Ltd. N Shares	75,672	6,244,016

		14,473,872

SOUTH KOREA — 11.6%
GSretail Co. Ltd.	78,570	2,197,737
Kia Motors Corp.	40,700	2,463,889
LG Chem Ltd.	8,040	2,082,339
LG Household & Health Care Ltd.	1,981	876,241
Orion Corp.	780	704,076
Paradise Co. Ltd.	132,655	2,652,981

Samsung Electronics Co. Ltd.	11,011	13,569,702
Seoul Semiconductor Co. Ltd.	61,190	2,064,380

		26,611,345

TAIWAN — 9.7%
Chailease Holding Co. Ltd.	589,001	1,198,689
Eclat Textile Co. Ltd.	301,820	2,698,018
Ginko International Co. Ltd.	100,000	1,720,998
MediaTek, Inc.	423,000	5,187,756
Merida Industry Co. Ltd.	317,000	2,076,292
Taiwan Semiconductor Manufacturing Co. Ltd.	2,756,774	9,258,493

		22,140,246

THAILAND — 3.4%
Advanced Info Service PCL	74,600	556,198
Kasikornbank PCL NVDR	411,300	2,031,584
Minor International PCL	2,494,300	1,658,217
Shin Corp. PCL NVDR	635,600	1,500,640
Siam Cement PCL NVDR	169,700	2,071,827

		7,818,466

TURKEY — 1.8%
BIM Birlesik Magazalar AS	57,726	1,059,856
Pegasus Hava Tasimaciligi AS(1)	80,825	1,102,300
TAV Havalimanlari Holding AS	205,678	1,110,523
Tofas Turk Otomobil Fabrikasi	140,312	723,092

		3,995,771

TURKMENISTAN — 0.8%
Dragon Oil plc	192,833	1,770,588

TOTAL COMMON STOCKS (Cost $191,422,266)		215,640,359

EXCHANGE-TRADED FUNDS — 3.2%

iShares MSCI Emerging Markets Index Fund	121,200	4,610,448
iShares MSCI South Korea Capped ETF	47,690	2,729,299

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,552,347)		7,339,747

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.875%, 6/30/15, valued at $194,167), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $190,387)		190,387
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $1,169,327), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $1,142,326)		1,142,325
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.25%, 3/15/14, valued at $583,104), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $571,164)		571,163
SSgA U.S. Government Money Market Fund	1,336,076	1,336,076

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,239,951)		3,239,951

TOTAL INVESTMENT SECURITIES — 98.8% (Cost $202,214,564)	226,220,057

OTHER ASSETS AND LIABILITIES — 1.2%	2,638,542

TOTAL NET ASSETS — 100.0%	$228,858,599

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	20.1%
Information Technology	19.9%
Financials	16.0%
Consumer Staples	9.1%
Industrials	8.5%
Energy	7.9%
Materials	5.1%
Telecommunication Services	4.3%
Health Care	2.1%
Utilities	1.2%
Exchange-Traded Funds	3.2%
Cash and Equivalents*	2.6%

* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)   Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	25,065,763	190,574,596	—
Exchange-Traded Funds	7,339,747	—	—
Temporary Cash Investments	1,336,076	1,903,875	—
Total Value of Investment Securities	33,741,586	192,478,471	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$203,707,214
Gross tax appreciation of investments	$29,267,436
Gross tax depreciation of investments	(6,754,593)
Net tax appreciation (depreciation) of investments	$22,512,843

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

August 31, 2013

NT International Growth - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%

AUSTRALIA — 4.1%
BHP Billiton Ltd.	306,330	9,747,206
Commonwealth Bank of Australia	80,018	5,187,668
CSL Ltd.	147,825	8,945,559
Iluka Resources Ltd.	297,411	2,845,640

		26,726,073

AUSTRIA — 0.5%
Erste Group Bank AG	97,035	3,110,614

BELGIUM — 0.8%
Anheuser-Busch InBev NV	58,868	5,475,767

CANADA — 0.7%
Canadian Pacific Railway Ltd.	36,361	4,276,120

CHINA — 1.6%
Ctrip.com International Ltd. ADR(1)	102,650	4,723,953
Haier Electronics Group Co. Ltd.	907,000	1,586,047
Tencent Holdings Ltd.	92,600	4,341,940

		10,651,940

DENMARK — 1.4%
GN Store Nord A/S	61,820	1,272,708
Novo Nordisk A/S B Shares	32,292	5,395,111
Pandora A/S	68,490	2,465,725

		9,133,544

FINLAND — 0.7%
Sampo A Shares	112,418	4,681,669

FRANCE — 15.4%
Air Liquide SA	35,640	4,687,280
AXA SA	295,260	6,432,947
BNP Paribas SA	131,899	8,265,587
Carrefour SA	258,626	8,095,842
Cie Generale d'Optique Essilor International SA	33,031	3,566,211
Danone SA	107,170	7,980,067
Dassault Systemes SA	39,729	5,074,882
European Aeronautic Defence and Space Co. NV	143,791	8,286,754
L'Oreal SA	55,314	9,229,600
Pernod-Ricard SA	13,872	1,610,452
Publicis Groupe SA	75,802	5,642,346
Sanofi	109,769	10,545,588
Schneider Electric SA	73,668	5,637,336
Technip SA	51,521	5,992,160
Valeo SA	59,650	4,491,311
Vallourec SA	85,660	5,138,717

		100,677,080

GERMANY — 7.2%
adidas AG	47,238	4,994,568
Bayer AG	95,800	10,640,646

Brenntag AG	16,110	2,448,555
Continental AG	50,071	7,557,337
Daimler AG	86,970	5,967,887
Deutsche Boerse AG	60,795	4,262,552
Henkel AG & Co. KGaA Preference Shares	50,951	4,935,977
Sky Deutschland AG(1)	762,606	6,390,075

		47,197,597

HONG KONG — 1.6%
AIA Group Ltd.	678,300	2,978,434
BOC Hong Kong Holdings Ltd.	1,150,000	3,625,982
Sands China Ltd.	706,800	4,065,186

		10,669,602

INDIA — 1.9%
Idea Cellular Ltd.(1)	2,167,416	5,245,495
Tata Consultancy Services Ltd.	132,920	4,090,403
Tata Motors Ltd. ADR	147,453	3,291,151

		12,627,049

IRELAND — 1.7%
Bank of Ireland(1)	19,695,770	5,752,832
Ryanair Holdings plc ADR	108,358	5,142,671

		10,895,503

ITALY — 2.7%
ENI SpA	207,764	4,744,937
Luxottica Group SpA	72,984	3,805,320
Prada SpA	460,400	4,536,048
UniCredit SpA	824,270	4,660,438

		17,746,743

JAPAN — 17.4%
Bridgestone Corp.	68,400	2,250,160
Daikin Industries Ltd.	147,300	7,111,086
Daito Trust Construction Co. Ltd.	46,000	4,216,530
FANUC Corp.	24,400	3,730,142
Fuji Heavy Industries Ltd.	207,000	5,036,645
Kakaku.com, Inc.	67,200	1,234,698
KDDI Corp.	143,872	6,879,656
Keyence Corp.	18,800	6,222,946
Kubota Corp.	422,000	5,742,140
Mitsubishi Corp.	239,000	4,483,760
Mitsubishi Estate Co. Ltd.	253,000	6,596,527
Mizuho Financial Group, Inc.	2,244,400	4,571,778
Murata Manufacturing Co. Ltd.	66,400	4,564,852
Nidec Corp.	20,300	1,519,631
Oriental Land Co. Ltd.	10,200	1,646,586
ORIX Corp.	638,400	8,803,724
Rakuten, Inc.	571,227	7,045,434
Shin-Etsu Chemical Co. Ltd.	92,200	5,568,529
Toshiba Corp.	419,000	1,668,575
Toyota Motor Corp.	220,600	13,345,868
Unicharm Corp.	94,600	4,913,785

Yahoo Japan Corp.	13,186	6,540,288

		113,693,340

MEXICO — 0.7%
Cemex SAB de CV ADR(1)	384,477	4,321,521

NETHERLANDS — 3.9%
Akzo Nobel NV	56,399	3,316,646
ASML Holding NV	119,844	10,502,961
ING Groep NV CVA(1)	295,050	3,203,463
Koninklijke DSM NV	88,258	6,510,023
Ziggo NV	42,170	1,672,298

		25,205,391

NORWAY — 0.7%
DNB ASA	213,993	3,321,868
Schibsted ASA	25,820	1,264,030

		4,585,898

PORTUGAL — 0.2%
Jeronimo Martins SGPS SA	65,815	1,277,801

RUSSIA — 1.1%
Magnit OJSC GDR	105,670	5,864,685
Yandex NV A Shares(1)	51,130	1,636,160

		7,500,845

SPAIN — 1.2%
Banco Popular Espanol SA(1)	725,630	3,407,430
Inditex SA	31,143	4,122,188

		7,529,618

SWEDEN — 3.8%
SKF AB B Shares	235,540	6,237,375
Svenska Cellulosa AB B Shares	322,335	7,874,344
Telefonaktiebolaget LM Ericsson B Shares	306,373	3,601,207
Volvo AB B Shares	485,010	6,988,986

		24,701,912

SWITZERLAND — 10.0%
Adecco SA	103,554	6,521,860
Cie Financiere Richemont SA	63,880	6,069,098
Givaudan SA	3,590	4,834,510
Holcim Ltd.	41,746	2,833,317
Lindt & Spruengli AG	500	1,999,033
Novartis AG	139,716	10,188,329
Roche Holding AG	63,354	15,803,604
Sika AG	840	2,300,306
Syngenta AG	18,564	7,278,357
UBS AG	396,725	7,683,362

		65,511,776

TAIWAN — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	200,121	3,314,004

UNITED KINGDOM — 19.1%
ARM Holdings plc	179,509	2,434,120
Ashtead Group plc	576,983	5,767,273

Associated British Foods plc	131,263	3,753,068
BG Group plc	493,223	9,378,549
BT Group plc	913,890	4,607,080
Burberry Group plc	228,144	5,423,531
Capita Group plc (The)	546,388	8,073,644
Compass Group plc	254,238	3,372,578
Diageo plc	211,910	6,482,557
Experian plc	258,944	4,534,528
Johnson Matthey plc	101,088	4,450,600
Kingfisher plc	1,377,880	8,220,910
Lloyds Banking Group plc(1)	7,769,990	8,735,859
National Grid plc	417,137	4,799,798
Rio Tinto plc	144,936	6,542,813
Rolls-Royce Holdings plc	236,958	4,083,419
Schroders plc	155,174	5,562,145
Standard Chartered plc	275,461	6,151,370
Telecity Group plc	165,503	2,101,854
Unilever plc	119,758	4,563,634
Whitbread plc	209,929	10,020,074
Wolseley plc	108,462	5,479,526

		124,538,930

TOTAL COMMON STOCKS (Cost $554,971,034)		646,050,337

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.875%, 6/30/15, valued at $422,432), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $414,210)		414,210
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $2,544,004), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $2,485,263)		2,485,260
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.25%, 3/15/14, valued at $1,268,609), in a joint trading account at 0.01%, dated 8/30/13, due 9/3/13 (Delivery value $1,242,631)		1,242,630
SSgA U.S. Government Money Market Fund	369,585	369,585

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,511,685)		4,511,685

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $559,482,719)		650,562,022

OTHER ASSETS AND LIABILITIES — 0.4%		2,835,338

TOTAL NET ASSETS — 100.0%		$653,397,360

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	19.5%
Financials	17.0%
Industrials	15.8%
Materials	11.2%
Health Care	10.1%
Consumer Staples	9.9%

Information Technology	8.8%
Energy	3.0%
Telecommunication Services	2.9%
Utilities	0.7%
Cash and Equivalents*	1.1%

*  Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

 (1)       Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	22,429,460	623,620,877	—
Temporary Cash Investments	369,585	4,142,100	—
Total Value of Investment Securities	22,799,045	627,762,977	—

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$564,160,513
Gross tax appreciation of investments	$94,779,220
Gross tax depreciation of investments	(8,377,711)
Net tax appreciation (depreciation) of investments	$86,401,509

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2013